Average Annual Total Returns - FidelityGrowthCompanyFund-KPRO - FidelityGrowthCompanyFund-KPRO - Fidelity Growth Company Fund	Jan. 29, 2025
Fidelity Growth Company Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	37.31%
Past 5 years	22.50%
Past 10 years	19.06%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
RS007
Average Annual Return:
Past 1 year	32.46%
Past 5 years	18.25%
Past 10 years	16.22%